FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                November 2, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE:  FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC. (the "Fund")
            Class A Shares
            Class B Shares
            Class C Shares
            Class F Shares
           1933 Act File No. 33-11410
           1940 Act File No. 811-4533

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of the Prospectus and Statement of Additional Information dated October 31, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 29 on October 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George Magera
                                                George Magera
                                                Assistant Secretary